UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     January 19, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $263,052 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      318     4083 SH       SOLE                     4083
Abbott Laboratories         COM                 002824100      287     5900 SH       SOLE                     5900
Altria Group                COM                 718154107      378     4402 SH       SOLE                     4402
American Express            COM                 025816109     2933    48347 SH       SOLE                    48347
Amgen Inc                   COM                               2966    43425 SH       SOLE                    43425
Anheuser-Busch              COM                 035229103    16332   331945 SH       SOLE                   331945
AT&T                        COM                 001957109      263     7365 SH       SOLE                     7365
Bank of America Corp        COM                                651    12193 SH       SOLE                    12193
Bank of New York            COM                 064057102      394    10000 SH       SOLE                    10000
Berkshire Hathaway Cl A     COM                                220      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    59070    16113 SH       SOLE                    16113
Biomet Incorporated         COM                 090613100     1677    40646 SH       SOLE                    40646
Boeing                      COM                 097023105     1104    12425 SH       SOLE                    12425
BP PLC ADR                  COM                 055622104      676    10078 SH       SOLE                    10078
Bravo! Foods Intl           COM                 105666101       16    50000 SH       SOLE                    50000
Bristol-Myers Squibb        COM                 110122108      354    13450 SH       SOLE                    13450
Cadbury Schweppes Plc       COM                                661    15400 SH       SOLE                    15400
Central Fund of Canada Cl A                     153501101    16617  1779175 SH       SOLE                  1779175
Chevron                     COM                 166764100     3533    48052 SH       SOLE                    48052
cisco Systems               COM                 17275R102      359    13152 SH       SOLE                    13152
Citigroup                   COM                 172967101      468     8400 SH       SOLE                     8400
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104    11844   245468 SH       SOLE                   245468
ConocoPhillips              COM                 20825C104     2245    31205 SH       SOLE                    31205
Costco Wholesale            COM                 22160K105     1865    35270 SH       SOLE                    35270
Dell Inc                    COM                 247025109      256    10200 SH       SOLE                    10200
Diageo PLC ADR              COM                               1083    13650 SH       SOLE                    13650
Dodge & Cox Stk Fd                                             215     1400 SH       SOLE                     1400
Duke Energy                 COM                 264399106      312     9400 SH       SOLE                     9400
E*Trade Group               COM                                397    17700 SH       SOLE                    17700
Electronic Data Sys         COM                 285661104     4340   157533 SH       SOLE                   157533
Excelixis Inc               COM                                205    22800 SH       SOLE                    22800
Express Scripts             COM                 302182100      272     3800 SH       SOLE                     3800
Exxon Mobil                 COM                 30231G102    15124   197362 SH       SOLE                   197362
General Electric            COM                 369604103     1256    33743 SH       SOLE                    33743
Home Depot                  COM                 437076102    13891   345895 SH       SOLE                   345895
Honeywell Intl              COM                 438516106      392     8674 SH       SOLE                     8674
Int'l Business Machines     COM                 459200101      888     9141 SH       SOLE                     9141
Johnson & Johnson           COM                 478160104     4886    74011 SH       SOLE                    74011
Kimberly-Clark              COM                 494368103      296     4350 SH       SOLE                     4350
Lilly Eli & Company         COM                 532457108     1045    20050 SH       SOLE                    20050
Lowe's Companies            COM                 548661107      949    30460 SH       SOLE                    30460
McDonalds Corp              COM                 580135101     2597    58574 SH       SOLE                    58574
Merck & Co                  COM                 589331107    18714   429223 SH       SOLE                   429223
Montpelier RE               COM                               1437    77225 SH       SOLE                    77225
Moody's Corporation         COM                 615369105      698    10100 SH       SOLE                    10100
Morgan Stanley              COM                                309     3800 SH       SOLE                     3800
Motorola                    COM                 620076109     8573   416965 SH       SOLE                   416965
MSCI Eafe Index i Shares                                       212     2892 SH       SOLE                2     892
Pepsico                     COM                 713448108     1958    31301 SH       SOLE                    31301
PetroChina ADR              COM                 71646E100     2101    14925 SH       SOLE                    14925
Pfizer Incorporated         COM                 717081103     1837    70928 SH       SOLE                    70928
PNC Financial Services      COM                 693475105     2651    35800 SH       SOLE                    35800
Procter & Gamble            COM                 742718109     5746    89408 SH       SOLE                    89408
Schering CvPfd 6%	                        806605606     2674    47010 SH       SOLE                    47010
Schering Plough Corp        COM                 806605101    10144   429102 SH       SOLE                   429102
Sonus Networks              COM                                560    84975 SH       SOLE                    84975
Texas Citizens Bank NA      COM                                162    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      592    20560 SH       SOLE                    20560
U S Bancorp                 COM                 902973304     6778   187298 SH       SOLE                   187298
USG Corp                    COM                 903293405    13468   245774 SH       SOLE                   245774
Vanguard Intl Eqty Idx Eur                                     252     7000 SH       SOLE                     7000
Vanguard Mid Cap Index Fd                                      243    12273 SH       SOLE                1    2273
Wachovia Corp               COM                 929903102     1498    26307 SH       SOLE                    26307
Wachovia DEPs               PFD                                  0    30300 SH       SOLE                    30300
Weingarten Realty           COM                 948741103      276     5975 SH       SOLE                     5975
Wells Fargo & Co            COM                 949746101     7296   205165 SH       SOLE                   205165
Wyeth                       COM                 983024100      224     4400 SH       SOLE                     4400
YUM! Brands                 COM                 895953107     1014    17240 SH       SOLE                    17240